Note 6 - Stockholders' Deficit (Details Textual) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 01, 2012	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2023	May 19, 2021	Jun. 27, 2016	Jun. 26, 2016	Feb. 12, 2016	Oct. 02, 2015	Oct. 01, 2015	Dec. 31, 2013	Mar. 15, 2006
Common Stock [Member]
Stock Issued During Period, Shares, New Issues				0	0
The 2006 Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year		180 days
The 2006 Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years			5 years
The 2006 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,000,000	2,000,000	2,000,000											140,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years		10 years
The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 1.25	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,592,229	2,592,229	292,256	782,256
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options				$ 290,985
Employee Stock Option [Member]
Allocated Share-based Compensation Expense		$ 176,892		$ 190,751	$ 85,168
Warrant [Member]
Common Stock, Par or Stated Value Per Share				$ 0.001
Allocated Share-based Compensation Expense				$ 287,878	$ 0
Shares Issued, Price Per Share				$ 1
Major Stockholder and Chairman [Member] | Scenario, Forecast [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						317,789	100,000
Major Stockholder and Chairman [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1
Class of Warrant or Right, Exercise Period				10 years
Class of Warrant or Right, Issued				1,253,367
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				417,789
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001			$ 0.0001	$ 0.000001	$ 0.0001	$ 0.001
Common Stock, Shares Authorized		100,000,000	100,000,000	20,000,000	20,000,000			100,000,000	100,000,000,000		20,000,000	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,301,084	490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.25	$ 1.25	$ 1.25	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,592,229	2,592,229	1,707,744	1,217,744								977,744
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				3
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1
Class of Warrant or Right, Exercise Period				10 years